Reportable Segments (Details 1) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales:
Domestic	$ 4,358,091	$ 4,167,042	$ 3,353,362
Total International	467,652	438,247	404,571
Total net sales	4,825,743	4,605,289	3,757,933
Assets:
Total assets	8,324,585	7,974,853	8,192,161
Long-lived assets:
Domestic	6,502,749	6,543,440	6,406,085
Total international	184,837	207,783	387,185
Total long-lived assets	6,687,586	6,751,223	6,793,270
Domestic [Member]
Assets:
Total assets	7,912,311	7,591,931	7,670,192
Canada [Member]
Net sales:
Total International	409,710	385,870	356,300
Assets:
Total assets	406,576	376,788	514,993
Long-lived assets:
Total international	184,624	207,517	386,948
All other international [Member]
Net sales:
Total International	57,942	52,377	48,271
Assets:
Total assets	5,698	6,134	6,976
Long-lived assets:
Total international	213	266	237
Total international [Member]
Assets:
Total assets	$ 412,274	$ 382,922	$ 521,969